ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current:
Accounts receivable	$ 3,503	$ 2,276
Finance lease receivables	163	37
Prepayments & other assets	1,010	315
Total current	4,676	2,628
Non-current:
Finance lease receivables	2,720	1,000
Restricted cash	157	104
Accounts receivable	116	59
Other assets	484	361
Total non-current	$ 3,477	$ 1,524